Fair Value Measurements - Schedule of Fair Values of Financial Assets and Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Dec. 31, 2011
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FX Contracts, assets, derivatives	$ 0.5	[1]	$ 0.1	[2]	$ 0.2	[2]
Total assets at fair value	0.5		0.1		0.2
FX Contracts, liabilities, derivatives	0.4	[1]	0.4	[2]	0.8	[2]
Total liabilities at fair value	0.4		0.4		0.8
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FX Contracts, assets, derivatives	0	[1]	0	[2]	0	[2]
Total assets at fair value	0		0		0
FX Contracts, liabilities, derivatives	0	[1]	0	[2]	0	[2]
Total liabilities at fair value	0		0		0
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FX Contracts, assets, derivatives	0.5	[1]	0.1	[2]	0.2	[2]
Total assets at fair value	0.5		0.1		0.2
FX Contracts, liabilities, derivatives	0.4	[1]	0.4	[2]	0.8	[2]
Total liabilities at fair value	0.4		0.4		0.8
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
FX Contracts, assets, derivatives	0	[1]	0	[2]	0	[2]
Total assets at fair value	0		0		0
FX Contracts, liabilities, derivatives	0	[1]	0	[2]	0	[2]
Total liabilities at fair value	$ 0		$ 0		$ 0

[1]	The fair value of the Company's FX Contracts was measured based on observable market transactions of spot and forward rates on the respective dates. See Note 10, "Financial Instruments."
[2]	The fair value of the Company's FX Contracts was measured based on observable market transactions of spot and forward rates at December 31, 2012 and 2011. (See Note 12, "Financial Instruments.")